UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------

Check here if Amendment / /; Amendment Number:  __________________

      This Amendment (Check only one):          / /  is a restatement.
                                                / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Steel Partners II, L.P.
Address:         590 Madison Avenue, 32nd Floor
                 New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Warren G. Lichtenstein
Title:            Managing Member of General Partner
Phone:            212-520-2300

Signature, Place, and Date of Signing:

/s/ Warren G. Lichtenstein, New York, NY, November 14, 2005

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                              ----------------
Form 13F Information Table Entry Total:                 46
                                              ----------------
Form 13F Information Table Value Total:       $  1,119,328
                                              ----------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


       No.             Form 13F File Number              Name

       1               28-10766                          Warren G. Lichtenstein

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ALERIS INTL INC              COM       014477103     12967    472400  SH            OTHER          1         0        472400    0

ALLOY INC                    COM       019855105       484    100000  SH            OTHER          1         0        100000    0

AMERICAN INDEPENDENCE CORP   COM NEW   026760405      3504    283711  SH            OTHER          1         0        283711    0

ANGELICA CORP                COM       034663104     32973   1847250  SH            OTHER          1         0       1847250    0

BAIRNCO CORP                 COM       057097107     11868   1110200  SH            OTHER          1         0       1110200    0

BKF CAP GROUP INC            COM       05548G102     22492    727200  SH            OTHER          1         0        727200    0

BRINKS CO                    COM       109696104    118540   2887000  SH            OTHER          1         0       2887000    0

C&D TECHNOLOGIES INC         COM       124661109      3048    323900  SH            OTHER          1         0        323900    0

CALGON CARBON CORP           COM       129603106     15624   1977700  SH            OTHER          1         0       1977700    0

CHEROKEE INTL CORP           COM       164450108      7628   2179513  SH            OTHER          1         0       2179513    0

CONSECO INC                  COM NEW   208464883      4222    200000  SH            OTHER          1         0        200000    0

                             COM PAR
CONTINENTAL MATLS CORP       $0.25     211615307     10298    335700  SH            OTHER          1         0        335700    0

CRONOS GROUP S A             SHS       L20708100     17580   1440971  SH            OTHER          1         0       1440971    0

DCAP GROUP INC               COM       233065200        57     18181  SH            OTHER          1         0         18181    0

EARTHLINK INC                COM       270321102     75978   7100729  SH            OTHER          1         0       7100729    0

ENPRO INDS INC               COM       29355X107    104844   3112028  SH            OTHER          1         0       3112028    0





ENSTAR GROUP INC GA          COM       29358R107     11993    184815  SH            OTHER          1         0        184815    0

GENCORP INC                  COM       368682100     74098   3973100  SH            OTHER          1         0       3973100    0

GRIFFON CORP                 COM       398433102     18556    754300  SH            OTHER          1         0        754300    0

HALLMARK FINL SVCS INC EC    COM       40624Q104       209    174500  SH            OTHER          1         0        174500    0

IKON OFFICE SOLUTIONS INC    COM       451713101    139284  13956300  SH            OTHER          1         0      13956300    0

INDEPENDENCE HLDG CO NEW     COM NEW   453440307      1970    108234  SH            OTHER          1         0        108234    0

IPASS INC                    COM       46261V108     13125   2439650  SH            OTHER          1         0       2439650    0

LAYNE CHRISTENSEN CO         COM       521050104     33357   1416447  SH            OTHER          1         0       1416447    0

LUBRIZOL CORP                COM       549271104      7583    175000  SH            OTHER          1         0        175000    0

NASHUA CORP                  COM       631226107      3021    485767  SH            OTHER          1         0        485767    0

NATHANS FAMOUS INC NEW       COM       632347100      9164   1018200  SH            OTHER          1         0       1018200    0

NAUGATUCK VY FINL CORP       COM       639067107       285     21834  SH            OTHER          1         0         21834    0

NEW FRONTIER MEDIA INC       COM       644398109     17177   2853312  SH            OTHER          1         0       2853312    0

NEW VY CORP                  COM PAR   649080504     10072   1104357  SH            OTHER          1         0       1104357    0
                             $.01

NOVOSTE CORP                 COM       67010C100      1509   2433207  SH            OTHER          1         0       2433207    0

P & F INDS INC               CL A NEW  692830508      5305    351085  SH            OTHER          1         0        351085    0

POWERWAVE TECHNOLOGIES INC   COM       739363109      3731    287258  SH            OTHER          1         0        287258    0





REMEC INC                    COM NEW   759543200      1035    834325  SH            OTHER          1         0        834325    0

RONSON CORP                  COM NEW   776338204       793    417265  SH            OTHER          1         0        417265    0

SEACHANGE INTL INC           COM       811699107       141     22200  SH            OTHER          1         0         22200    0

S L INDS INC                 COM       784413106     20407   1430050  SH            OTHER          1         0       1430050    0

SPX CORP                     COM       784635104     33038    719000  SH            OTHER          1         0        719000    0

STANDARD MTR PRODS INC       COM       853666105      6469    797598  SH            OTHER          1         0        797598    0

STRATEGIC DISTR INC          COM NEW   862701307      3257    289489  SH            OTHER          1         0        289489    0

STRATOS INTERNATIONAL INC    COM NEW   863100202     12753   2183650  SH            OTHER          1         0       2183650    0

TEMPLE INLAND INC            COM       879868107     59804   1464000  SH            OTHER          1         0       1464000    0

UNITED INDL CORP             COM       910671106     74255   2077050  SH            OTHER          1         0       2077050    0

VESTA INS GROUP INC          COM       925391104      2097   1022800  SH            OTHER          1         0       1022800    0

WALTER INDS INC              COM       93317Q105     92796   1896900  SH            OTHER          1         0       1896900    0

WEBFINANCIAL CORP            COM NEW   94767P209     19937   1586680  SH            OTHER          1         0       1586680    0
